Transaction Accounting Adjustments (Tables)	3 Months Ended
Mar. 31, 2024
Change in Accounting Estimate [Abstract]
Schedule of adjustment to accrued expenses
(D)	The adjustment to accrued expenses consists of the following:

To record Nuvation Bio’s acquisition-related expenses incurred subsequent to March 31, 2024	$3,145
To record one-time transaction bonus (i)	4,541

Total adjustment	$7,686

Schedule of adjustment to Class A and class B common stock
(H)	The adjustment to Class A and Class B common stock consists of the following:

To record the fair value of Class A Common Stock issued as part of merger consideration	$89,297
To record the portion of Assumed Options and RSUs issued to AnHeart award holders attributable to pre-combination service and recognized as part of the purchase consideration	24,818
To record share-based compensation for accelerated awards accounted for as post-combination expense	2,871

Total adjustment	$116,986

Schedule of adjustment to accumulated deficit
(I)	The adjustment to accumulated deficit consists of the following:

Elimination of AnHeart’s historical accumulated deficit	$294,696
Expensing of IPR&D asset due to no alternative future use	(418,755)
To record share-based compensation for accelerated awards accounted for as post-combination expense	(2,871)

Total adjustment	$(126,930)

Schedule of adjustment to research and development expense
(AA)	The adjustment to research and development expense consists of the following:

Elimination of historical stock-based compensation expense for AnHeart pre-combination awards	$(348)
To record incremental salary expense	129
To record stock-based compensation expense for the Nuvation Bio Assumed Options and RSUs attributable to post-combination services	140

Total adjustment	$(79)

(EE)	The adjustment to research and development expense consists of the following:

Elimination of historical stock-based compensation expense for AnHeart pre-combination awards	$(1,406)
To record incremental salary expense	515
To record stock-based compensation expense for the Nuvation Bio Assumed Options and RSUs attributable to post-combination services	3,740

Total adjustment	$2,849

Schedule of adjustment to general and administrative expense
(BB)	The adjustment to general and administrative expense consists of the following:

Amortization expense for the acquired intangible assets	$151
Elimination of historical stock-based compensation expense for AnHeart pre-combination awards	(248)
To record incremental salary expense	55
To record stock-based compensation expense for the Nuvation Bio Assumed Options and RSUs attributable to post-combination services	693

Total adjustment	$651

(FF)	The adjustment to general and administrative expense consists of the following:

Amortization expense for the acquired intangible assets	$605
Elimination of historical stock-based compensation expense for AnHeart pre-combination awards	(510)
To record incremental salary expense	219
To record stock-based compensation expense for the Nuvation Bio Assumed Options and RSUs attributable to post-combination services	4,486

Total adjustment	$4,800